Leases - Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Line Items]
Finance lease depreciation expense	$ 2,414	$ 2,755
Rent expense	28,015	22,727
Interest expense - leases	3,513	3,952
Selling, general and administrative expense
Disclosure of Leases [Line Items]
Finance lease depreciation expense	2,364	2,466
Rent expense	12,523	9,919
Short-term rent expense	465	627
Cost of goods sold and ending inventory
Disclosure of Leases [Line Items]
Finance lease depreciation expense	50	289
Cost of goods sold
Disclosure of Leases [Line Items]
Finance lease depreciation expense	100	300
Rent expense	$ 15,492	$ 12,808